UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Address of principal executive offices) (Zip code)

ERIK M. HERZFELD

119 Washington Avenue, Suite 504, Miami Beach FL 33139

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-777-1660

Date of fiscal year end: 06/30/20

Date of reporting period: 09/30/19

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF September 30, 2019 (unaudited)

Shares or
Principal Amount	Description	Fair Value
	Common stocks – 99.65% of net assets

	Agricultural Products – 0.63%
55,921	Margo Caribe, Inc.*	$293,585

	Airlines – 7.49%
300,029	Avianca Holdings, S.A. ADR	1,092,106
24,273	Copa Holdings, S.A.	2,396,959

	Banks – 14.21%
18,280	Bancolombia, S.A.	903,946
264,477	First Bancorp (Puerto Rico)	2,639,480
1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	89,924
55,230	Popular, Inc.	2,986,838

	Beverages – 5.58%
740,000	Becle, S.A.B. de C.V.	1,087,287
14,610	Fomento Economico Mexicano, S.A.B. de C.V. ADR	1,337,984
18,900	Fomento Economico Mexicano, S.A.B. de C.V. Series UBD	173,110

	Building Products – 2.23%
60,170	PGT Innovations, Inc.*	1,039,136

	Chemicals – 0.01%
25,000	Geltech Solutions Inc.*	4,898

	Construction & Engineering – 15.65%
112,297	MasTec, Inc.*	7,291,444

	Construction Materials – 5.67%
270,645	Cemex S.A.B. de C.V. ADR	1,060,928
3,000	Martin Marietta Materials	822,300
5,000	Vulcan Materials	756,200

	Diversified Financial Services – 2.70%
250,000	Admiralty Holding Company*[1]	--
63,166	Banco Latinoamericano de Exportaciones, S.A.	1,259,530
3,844	W Holding Company, Inc.*[1]	--
70,000	Waterloo Investment Holdings Ltd.*[1]	--

	Diversified Telecommunication Services – 0.02%
14,017	Telesites S.A.B Series B-1*	9,265

	Electric Utilities – 3.40%
12,000	Caribbean Utilities Ltd. Class A	187,200
700	Cuban Electric Company*[1]	--
6,000	Nextera Energy, Inc.	1,397,940

	Energy Equipment & Services – 0.30%
13,474	ERA Group Inc.*	142,285

	Entertainment – 0.26%
479,175	Fuego Enterprises, Inc.*	119,794

	Food & Staples Retailing – 1.34%
210,222	Wal-Mart de Mexico, S.A.B. de C.V. Series V	622,766

	Food Products – 5.02%
42,341	Fresh Del Monte Produce Inc.	1,444,252
204	Seaboard Corporation	892,500

	Hotels, Restaurants & Leisure – 19.80%
26,518	Carnival Corporation	1,159,102
16,745	Marriott Vacations Worldwide Corporation	1,734,950
56,944	Norwegian Cruise Line Holdings Ltd.*	2,947,991
31,229	Royal Caribbean Cruises Ltd.	3,383,038

	Household Durables – 4.85%
20	Ceramica Carabobo Class A ADR*[1]	--
40,500	Lennar Corporation	2,261,925

	IT Services – 1.14%
16,956	Evertec, Inc.	529,366

	Media – 0.75%
208,234	Grupo Radio Centro, S.A.B. de C.V. Series A*	63,280
28,400	Grupo Televisa, S.A.B. ADR	277,752
32,272	Spanish Broadcasting System, Inc.*	8,358

	Metals & Mining – 0.02%
3,872	Grupo Mexico, S.A.B. de C.V. Series B	9,074
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	--

	Trading Companies & Distributors – 2.18%
6,000	Watsco, Inc.	1,015,080

	Transportation Infrastructure - 2.16%
6,600	Grupo Aeroportuario del Sureste, S.A.B. de C.V. ADR	1,006,500

	Water Utilities – 2.48%
70,025	Consolidated Water Company Ltd.	1,154,712

	Wireless Telecommunication Services – 1.76%
44,690	America Movil, S.A.B. de C.V. ADR	664,093
209,144	America Movil, S.A.B. de C.V. Series L	155,290

Total common stocks – 99.65%(cost $37,270,513)		46,422,168

	Bonds – 0.00% of net assets

165,000	Republic of Cuba - 4.5%, 1977 - in default*[1]	--

Total bonds – 0.00% (cost $63,038)		--

Total investments – 99.65% (cost $37,333,551)		46,422,168

Other assets less liabilities – 0.35% of net assets		163,304

Net assets - 100% (applicable to 6,133,659 shares; equivalent to $7.60 per share)		$46,585,472

[1]	Securities have been fair valued in good faith using fair value methodology approved by the Board of Directors. Fair Valued securities comprised 0.00% of net assets.

*	Non–income producing

Security Valuation

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. In accordance with GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3:	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined, in good faith, by the Board of Directors.

The following table summarizes the classification of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets (at fair value)
Common Stocks
USA	$27,085,285	$0	$0	$27,085,285
Puerto Rico	6,449,271	0	0	6,449,271
Mexico	5,893,160	0	0	5,893,160
Panama	4,748,594	0	0	4,748,594
Cayman	1,341,912	0	0	1,341,912
Colombia	903,946	0	0	903,946
Other	0	0	0	0
Bonds
Cuba	0	0	0	0
Total Investments in securities	$46,422,168	$0	$0	$46,422,168

The fair valued securities (Level 3) held in the Fund consisted of Cuban Electric Company, Ceramica Carabobo Class A ADR, Siderurgica Venezolana Sivensa S.A. Series B, Admiralty Holding Company, Waterloo Investment Holdings Ltd., W Holding Company, Inc. and Republic of Cuba 4.5%, 1997 bond. There was no change in value since June 30, 2019, therefore no Level 3 reconciliation table is required.

For more information with regards to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Unrealized Appreciation/(Depreciation)

As of September 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/(Depreciation)
$37,515,021	$13,505,604	($4,598,457)	$8,907,147

ITEM 2. CONTROLS AND PROCEDURES

(a)	The registrant's principal executive and principal financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
President

Date:	November 22, 2019

By	/s/ Erik M. Herzfeld
Erik M. Herzfeld
Treasurer

Date:	November 22, 2019